Provisions - Schedule of funding status of the defined benefit obligations (Details) - Spain - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
To current employees	€ 34	€ 49	€ 51
Vested obligations to retired employees	1,610	1,850	1,936
To pre-retirees employees		0	0
Long-service bonuses and other benefits		0	0
Present value of the obligations	1,644	1,899	1,987
Less - Fair value of plan assets	1,058	1,234	1,235
Provisions - Provisions for pensions	586	665	752
Internal provisions for pensions	535	593	677
Net pension assets	(13)	(6)	(14)
Insurance contracts linked to pensions (note 14)	67	81	93	€ 104
Unrecognised net assets for pensions	(3)	(3)	(4)
Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
To current employees	0	0	0
Vested obligations to retired employees	0	0	0
To pre-retirees employees	919	844	812
Long-service bonuses and other benefits	11	13	12
Present value of the obligations	930	857	824
Less - Fair value of plan assets	3	5	7
Provisions - Provisions for pensions	927	852	817
Internal provisions for pensions	927	852	817
Net pension assets	0	0	0
Insurance contracts linked to pensions (note 14)	0	0	0	€ 0
Unrecognised net assets for pensions	€ 0	€ 0	€ 0